CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Thousands				12 Months Ended
		Jul. 15, 2016 USD ($) instrument item $ / shares MW	Jun. 23, 2015 USD ($)	Dec. 31, 2016 USD ($) instrument project item $ / shares
Refund from NASDAQ			$ 125
Number of solar parks acquired | item				23
Accounts payable converted to equity				$ 4,800
Number of Uruguay projects | project				5
Par value | $ / shares				$ 0.0001
Cost related to issuance of restricted shares	[1]			$ 153
Acquired Companies
Non-controlling interest addition		$ 1,405		$ 1,400
Number of solar parks acquired | item		23		23
Capacity (in MW) | MW		22
Number of shares issued | instrument		29,519,844		29,519,844
Issuance of ordinary shares		$ 10,147		$ 10,147,446
Acquired Companies | Ordinary shares
Number of shares issued | instrument		29,519,844
Par value | $ / shares		$ 0.0001
Closing price | $ / shares		0.34375
Acquired Companies | ADS
Closing price | $ / shares		$ 2.75

[1]	During the year ended December 31, 2016, the Group incurred US$153 thousand cost directly related to issuance of restricted shares and recorded it in additional paid in capital.